Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 395	$ 209	$ 276
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	654	(443)	194
Reclassification adjustment for realized (gains) losses included in net earnings	(13)	5	2
Total net unrealized gains (losses) on securities	641	(438)	196
Net unrealized gains (losses) on cash flow hedges	28	2	(4)
Other comprehensive income (loss), net of tax	669	(436)	192
Total comprehensive income (loss), net of tax	1,064	(227)	468
Less: Comprehensive income attributable to noncontrolling interests	2	2	6
Comprehensive income (loss) attributable to shareholder	$ 1,062	$ (229)	$ 462